UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                    --------


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                            Johnson Asset Management
                           555 Main Street, Suite 400
                                Racine, WI 53403
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                  VALUE
--------------------------------------------------------------------------------
              COMMON STOCK - 95.04%

              AEROSPACE & DEFENSE - 2.31%
     36,530   Lockheed Martin Corp.             $  2,910,710
                                                ------------
              APPAREL & TEXTILES - 1.63%
     69,540   Jones Apparel Group, Inc.            2,058,384
                                                ------------
              BANKS - 11.27%
     47,941   Bank of America Corp.                2,470,400
     67,520   National City Corp.                  2,430,720
     64,210   Regions Financial Corp.              2,330,181
     32,275   SunTrust Banks, Inc.                 2,545,529
     76,015   TD Banknorth, Inc.                   2,204,435
     41,635   Wachovia Corp.                       2,232,885
                                                ------------
                                                  14,214,150
                                                ------------
              BASIC - CHEMICAL - 1.68%
     61,370   Dow Chemical Co.                     2,122,175
                                                ------------
              BASIC - PAPER - 1.79%
     65,935   International Paper Co.              2,263,549
                                                ------------

              BROADCASTING, NEWSPAPERS & ADVERTISING - 2.30%
     82,940   EchoStar Communications
              Corp., Class A*                      2,907,047
                                                ------------
              CONSUMER PRODUCTS - 1.98%
     34,495   Fortune Brands                       2,501,577
                                                ------------
              CONSUMER STAPLES - 3.65%
    128,935   Sara Lee Corp.                       2,179,002
    101,463   Unilever PLC, ADR                    2,423,951
                                                ------------
                                                   4,602,953
                                                ------------
              DIVERSIFIED MANUFACTURING - 3.59%
     36,470   Eaton Corp.                          2,337,727
     67,000   General Electric Co.                 2,190,230
                                                ------------
                                                   4,527,957
                                                ------------
              ENERGY - 11.62%
     51,480   Anadarko Petroleum Corp.             2,354,695
     51,420   Chevron Corp.                        3,382,408
     43,870   ConocoPhillips                       3,011,237
     39,625   Exxon Mobil Corp.                    2,684,197
     35,545   Marathon Oil Corp.                   3,221,799
                                                ------------
                                                  14,654,336
                                                ------------
              ENTERTAINMENT - 1.67%
    127,410   Time Warner, Inc.                    2,102,265
                                                ------------
              FINANCIAL - 9.84%
     15,635   Bear Stearns Cos., Inc.              2,218,137
     43,575   CIT Group, Inc.                      2,000,528
     61,735   Citigroup, Inc.                      2,982,418
     56,310   JPMorgan Chase & Co.                 2,568,862


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                  VALUE
--------------------------------------------------------------------------------

     39,735   Morgan Stanley                    $  2,642,378
                                                ------------
                                                  12,412,323
                                                ------------
              HEALTH CARE - 5.51%
     93,250   Bristol-Myers Squibb Co.             2,235,202
     89,475   Pfizer, Inc.                         2,325,455
     49,325   Wyeth                                2,390,783
                                                ------------
                                                   6,951,440
                                                ------------
              INSURANCE - 7.34%
     40,650   MBIA, Inc.                           2,390,626
     50,870   Nationwide Financial
              Services, Class A                    2,293,220
    106,365   Old Republic International Corp.     2,262,384
     50,420   St. Paul Travelers Cos., Inc.        2,309,236
                                                ------------
                                                   9,255,466
                                                ------------
              LEISURE & RECREATIONAL PRODUCTS - 1.94%
    135,625   Mattel, Inc.                         2,446,675
                                                ------------
              MEDICAL PRODUCTS & SERVICES - 3.57%
     43,030   Abbott Laboratories                  2,055,543
     39,225   Johnson & Johnson                    2,453,524
                                                ------------
                                                   4,509,067
                                                ------------
              PRINTING & PUBLISHING - 1.62%
     39,345   Gannett Co., Inc.                    2,050,661
                                                ------------
              PROFESSIONAL SERVICES - 1.89%
     45,430   Computer Sciences Corp.*             2,380,078
                                                ------------
              RAILROADS - 2.15%
     44,635   CSX Corp.                            2,708,452
                                                ------------
              REAL ESTATE INVESTMENT TRUSTS - 2.02%
     68,245   Duke Realty Corp.                    2,542,809
                                                ------------
              RETAIL - 1.86%
    135,430   Gap, Inc.                            2,349,710
                                                ------------
              SERVICES - 1.68%
    141,455   Cendant Corp.                        2,123,240
                                                ------------
              TECHNOLOGY - 3.41%
    102,575   Check Point Software Technologies*   1,723,260
    148,365   Symantec Corp.*                      2,577,100
                                                ------------
                                                   4,300,360
                                                ------------
              TELEPHONES & TELECOMMUNICATIONS - 3.99%
     90,366   AT&T, Inc.                           2,710,076
     68,880   Verizon Communications, Inc.         2,329,522
                                                ------------
                                                   5,039,598
                                                ------------
              UTILITIES - 4.73%
     58,135   Alliant Energy Corp.                 2,103,324
                                                ------------


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
 Number of Shares                                  Value
--------------------------------------------------------------------------------

     81,355   NiSource, Inc.                    $  1,850,826
     50,315   SCANA Corp.                          2,012,097
                                                ------------
                                                   5,966,247
                                                ------------

              TOTAL COMMON STOCK
              (cost $105,122,557)                119,901,229
                                                ------------
              SHORT-TERM INVESTMENTS - 4.73%
  3,788,561   SSGA Money Market Fund, 4.910%**     3,788,561
              SSGA U.S. Government Money
  2,179,484   Market Fund, 4.880%**                2,179,484


              TOTAL SHORT-TERM INVESTMENTS
              (cost $5,968,045)                    5,968,045
                                                ------------
              TOTAL INVESTMENTS - 99.77%
              (Cost $111,090,602)#               125,869,274
                                                ------------
              Other Assets and Liabilities,
              Net - 0.23%                            287,538
                                                ------------
              NET ASSETS -- 100.0%              $126,156,812
                                                ============
              * NON-INCOME PRODUCING SECURITY.
              ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS
              OF JULY 31, 2006.
              ADR -- AMERICAN DEPOSITARY RECEIPT
              PLC -- PUBLIC LIMITED COMPANY
              SSGA -- STATE STREET GLOBAL ADVISERS

              # AT JULY 31, 2006, THE TAX BASIS COST OF THE
              FUND'S INVESTMENTS WAS $111,090,602 AND THE
              UNREALIZED APPRECIATION AND DEPRECIATION WERE
              $18,873,569 AND $(4,094,897), RESPECTIVELY.

              FOR INFORMATION REGARDING THE FUND'S POLICY
              REGARDING THE VALUATION OF INVESTMENTS AND
              OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                  VALUE
--------------------------------------------------------------------------------
              COMMON STOCK - 96.99%

              BANKS - 16.06%
     21,560   Amcore Financial, Inc.             $   617,694
     22,101   Chemical Financial Corp.               676,512
     21,280   Chittenden Corp.                       600,522
     19,740   Columbia Banking System, Inc.          616,480
     16,630   Community Trust Bancorp, Inc.          611,984
     21,365   Independent Bank Corp.                 724,487
     33,079   Old National Bancorp                   631,147
     17,760   Provident Bankshares Corp.             653,035
     23,160   South Financial Group, Inc.            625,783
     25,950   Susquehanna Bancshares, Inc.           627,471
                                                 -----------
                                                   6,385,115
                                                 -----------
              BASIC - CHEMICAL - 2.72%
     31,185   Olin Corp.                             499,895
     29,090   Sensient Technologies Corp.            580,055
                                                 -----------
                                                   1,079,950
                                                 -----------
              CONSUMER PRODUCTS - 1.36%
     22,235   Yankee Candle Co., Inc.                540,533
                                                 -----------
              CONSUMER STAPLES - 2.95%
     18,765   Corn Products International, Inc.      624,124
     24,590   Nash Finch Co.                         550,078
                                                 -----------
                                                   1,174,202
                                                 -----------
              CONTAINERS & PACKAGING - 3.01%
      8,605   Greif, Inc., Class A                   595,552
     16,225   Silgan Holdings, Inc.                  600,487
                                                 -----------
                                                   1,196,039
                                                 -----------
              DIVERSIFIED MANUFACTURING - 2.96%
     12,665   Aptargroup, Inc.                       652,247
     47,935   Blount International, Inc.*            522,492
                                                 -----------
                                                   1,174,739
                                                 -----------
              ENERGY - 4.89%
      7,790   SEACOR Holdings, Inc.*                 633,716
     13,805   Swift Energy Co.*                      662,640
              Universal Compression
     10,170   Holdings, Inc.*                        647,829
                                                 -----------
                                                   1,944,185
                                                 -----------
              ENTERTAINMENT - 1.29%
     52,215   Multimedia Games, Inc.*                511,185
                                                 -----------
              FINANCIAL - 3.26%
     18,350   Gamco Investors, Inc.                  667,022
     38,530   MCG Capital Corp.                      627,654
                                                 -----------
                                                   1,294,676
                                                 -----------
              HEALTH CARE - 4.47%
     48,525   Angiotech Pharmaceuticals, Inc.*       582,300
                                                 -----------


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                  VALUE
--------------------------------------------------------------------------------

     33,055   Apria Healthcare Group, Inc.*      $   579,124
     26,580   PRA International*                     615,061
                                                 -----------
                                                   1,776,485
                                                 -----------
              INDUSTRIAL - 2.68%
     24,525   EDO Corp.                              550,341
     64,380   Methode Electronics, Inc.              515,040
                                                 -----------
                                                   1,065,381
                                                 -----------
              INSURANCE - 4.69%
     36,905   Horace Mann Educators Corp.            626,278
     27,190   Presidential Life Corp.                656,367
     16,980   Stewart Information Services           583,772
                                                 -----------
                                                   1,866,417
                                                 -----------
              MACHINERY - 1.46%
     16,105   Albany International Corp.,
              Class A                                578,653
                                                 -----------
              MEDICAL PRODUCTS & SERVICES - 3.18%
     23,620   Kindred Healthcare, Inc.*              624,277
     16,250   Orthofix International*                640,250
                                                 -----------
                                                   1,264,527
                                                 -----------
              MISCELLANEOUS BUSINESS SERVICES - 1.60%
     20,030   Filenet Corp.*                         637,355
                                                 -----------
              MISCELLANEOUS CONSUMER SERVICES - 1.47%
     17,365   Regis Corp.                            584,853
                                                 -----------
              PRINTING & PUBLISHING - 6.03%
     38,120   Belo Corp., Class A                    614,495
     33,650   Ennis, Inc.                            652,810
              Journal Communications,
     52,360   Inc., Class A                          552,398
     15,845   Media General, Inc., Class A           577,233
                                                 -----------
                                                   2,396,936
                                                 -----------
              RAILROADS - 1.32%
     18,875   Greenbrier Cos., Inc.                  524,348
                                                 -----------
              REAL ESTATE INVESTMENT TRUSTS - 10.82%
     16,910   First Industrial Realty Trust, Inc.    681,135
     26,745   Glenborough Realty Trust, Inc.         593,739
     18,075   Healthcare Realty Trust, Inc.          598,102
     10,875   Home Properties, Inc.                  606,607
     51,530   HRPT Properties Trust                  605,478
              Urstadt Biddle Properties,
     36,635   Inc., Class A                          618,032
     48,490   Winston Hotels, Inc.                   596,427
                                                 -----------
                                                   4,299,520
                                                 -----------


--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                  VALUE
--------------------------------------------------------------------------------
              RETAIL - 5.55%
     32,660   Applebees International, Inc.      $   580,041
     29,370   Borders Group, Inc.                    558,324
     54,652   Charming Shoppes, Inc.*                563,462
     41,000   Finish Line, Class A                   504,300
                                                 -----------
                                                   2,206,127
                                                 -----------
              TECHNOLOGY - 5.92%
     41,160   Actel Corp.*                           558,130
     25,060   DSP Group, Inc.*                       600,437
     38,445   Emulex Corp.*                          572,446
     29,615   Sybase, Inc.*                          623,396
                                                 -----------
                                                   2,354,409
                                                 -----------
              TELEPHONES & TELECOMMUNICATIONS - 1.59%
     29,435   Inter-Tel, Inc.                        631,086
                                                 -----------
              TRANSPORTATION - 2.74%
     35,055   Wabash National Corp.                  499,183
     14,780   YRC Worldwide, Inc.*                   587,949
                                                 -----------
                                                   1,087,132
                                                 -----------
              UTILITIES - 4.97%
     27,755   Puget Energy, Inc.                     616,439
     21,355   Southwest Gas Corp.                    703,220
     12,695   WPS Resources Corp.                    654,681
                                                 -----------
                                                   1,974,340
                                                 -----------

              TOTAL COMMON STOCK
              (cost $38,757,104)                  38,548,193
                                                 -----------
              SHORT-TERM INVESTMENTS - 0.49%
    133,166   SSGA Money Market Fund, 4.910%**       133,166
              SSGA U.S. Government Money
     61,648   Market Fund, 4.880%**                   61,648
                                                 -----------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $194,814)                        194,814
                                                 -----------
              TOTAL INVESTMENTS - 97.48%
              (Cost $38,951,918)#                 38,743,007
                                                 -----------
              Other Assets and Liabilities,
              Net - 2.52%                          1,002,308
                                                 -----------
              NET ASSETS -- 100.0%               $39,745,315
                                                 ===========

              * NON-INCOME PRODUCING SECURITY.
              ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS
              OF JULY 31, 2006.
              SSGA -- STATE STREET GLOBAL ADVISERS

              # AT JULY 31, 2006, THE TAX BASIS COST OF THE
              FUND'S INVESTMENTS WAS $38,951,918 AND THE
              UNREALIZED APPRECIATION AND DEPRECIATION WERE
              $2,933,317 AND $(3,142,228), RESPECTIVELY.

              FOR INFORMATION REGARDING THE FUND'S POLICY
              REGARDING THE VALUATION OF INVESTMENTS AND
              OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




--------------------------------------------------------------------------------
JOHNSONFAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
 NUMBER OF SHARES                                  VALUE
--------------------------------------------------------------------------------
              FOREIGN STOCK - 95.50%

              AUSTRALIA - 4.63%
    170,000   Amcor Ltd.                        $    881,936
              Australia & New Zealand
     35,000   Banking Group Ltd.                     677,219
    420,000   Investa Property Group                 737,028
     30,200   National Australia Bank Ltd.           830,808
    350,000   Qantas Airways Ltd.                    818,027
     78,000   Santos Ltd.                            687,372
                                                ------------
                                                   4,632,390
                                                ------------
              AUSTRIA - 2.97%
      9,500   Flughafen Wien AG                      724,978
      4,500   Mayr-Melnhof Karton AG                 757,513
     11,200   OMV AG                                 686,341
     17,000   Wienerberger AG                        805,082
                                                ------------
                                                   2,973,914
                                                ------------
              BELGIUM - 2.25%
     31,000   AGFA-Gevaert NV                        718,419
     30,000   Dexia                                  733,911
     22,500   Fortis                                 799,664
                                                ------------
                                                   2,251,994
                                                ------------
              CANADA - 4.42%
     18,300   Alcan, Inc.                            835,623
     28,000   Biovail Corp.                          619,828
     12,200   Husky Energy, Inc.                     829,632
     10,300   Magna International, Inc., Class A     753,556
     16,400   Royal Bank of Canada                   667,898
     14,000   Toronto-Dominion Bank                  715,329
                                                ------------
                                                   4,421,866
                                                ------------
              DENMARK - 0.80%
     21,000   Danske Bank A/S                        804,495
                                                ------------
              FINLAND - 2.92%
     17,500   Cargotec Corp., B Shares               714,864
     40,500   Nokia Oyj                              802,651
     53,000   Stora Enso Oyj, R Shares               782,545
     26,000   Tietoenator Oyj                        619,134
                                                ------------
                                                   2,919,194
                                                ------------
              FRANCE - 6.95%
        233   Arkema                                   9,021
      7,100   Assurances Generales de France         857,136
      9,000   BNP Paribas                            875,180
     12,000   Carrefour SA                           747,464
     11,000   Cie de Saint-Gobain                    784,702
     12,500   Peugeot SA                             655,460
      7,000   Renault SA                             764,219
      9,000   Sanofi-Aventis                         855,081
      5,200   Societe Generale                       775,079


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                  VALUE
--------------------------------------------------------------------------------

      9,348   Total SA                          $    635,241
     10,800   Total SA STRIPS*                           138
                                                ------------
                                                   6,958,721
                                                ------------
              GERMANY - 5.53%
     17,400   Celesio AG                             812,700
      7,000   Deutsche Bank AG                       806,205
     44,000   Deutsche Telekom AG                    679,419
      7,000   E.ON AG                                843,098
      7,800   Fresenius Medical Care AG              933,679
      2,100   Puma AG Rudolf Dassler Sport           760,852
      8,700   Siemens AG                             700,676
                                                ------------
                                                   5,536,629
                                                ------------
              HONG KONG - 6.83%
              Asia Satellite Telecommunications
    284,000   Holdings Ltd.                          475,084
              Cheung Kong Infrastructure
    230,000   Holdings Ltd.                          714,750
    135,000   China Mobile Hong Kong Ltd.            869,455
              China Petroleum & Chemical
  1,200,000   Corp., Class H                         673,251
    126,400   CLP Holdings Ltd.                      749,820
    355,000   Hang Lung Group Ltd.                   895,352
     24,800   HSBC Holdings PLC                      447,094
  3,500,000   Oriental Press Group                   648,544
     69,500   Swire Pacific Ltd., Class A            721,718
    230,000   Yue Yuen Industrial Holdings           643,719
                                                ------------
                                                   6,838,787
                                                ------------
              IRELAND - 2.15%
     28,000   Allied Irish Banks PLC                 676,408
     40,000   Bank of Ireland                        704,432
    260,000   Independent News & Media PLC           769,771
                                                ------------
                                                   2,150,611
                                                ------------
              ITALY - 0.59%
    219,881   Telecom Italia SpA                     590,663
                                                ------------
              JAPAN - 21.52%
     23,000   Aderans Co. Ltd.                       649,190
     42,000   Belluna Co. Ltd.                       732,206
     15,000   Canon, Inc.                            722,244
        100   East Japan Railway Co.                 745,401
     22,000   Fuji Photo Film Co. Ltd.               742,081
      8,000   Funai Electric Co. Ltd.                722,157
    131,000   Hino Motors Ltd.                       741,801
     20,000   Honda Motor Co. Ltd.                   660,637
     28,000   Kao Corp.                              729,148
     68,000   Kirin Brewery Co. Ltd.               1,010,180
     81,000   Kubota Corp.                           746,048


--------------------------------------------------------------------------------
JOHNSON FAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
 Number of Shares                                  Value
--------------------------------------------------------------------------------

     30,000   Kyushu Electric Power Co., Inc.   $    701,271
         56   Mitsubishi UFJ Financial Group, Inc.   792,764
     47,000   Namco Bandai Holdings, Inc.            676,034
        155   Nippon Telegraph & Telephone Corp.     811,334
     60,000   Nissan Motor Co. Ltd.                  648,054
     40,000   Nomura Holdings, Inc.                  711,321
     12,000   Sankyo Co. Ltd.                        659,588
     19,700   Sega Sammy Holdings, Inc.              654,171
     18,000   Sony Corp.                             830,515
    107,000   Sumitomo Chemical Co. Ltd.             847,136
    180,000   Taiheiyo Cement Corp.                  677,939
     11,000   Takeda Pharmaceutical Co. Ltd.         711,321
     65,000   Tanabe Seiyaku Co. Ltd.                854,284
     27,400   Tokyo Electric Power Co., Inc.         737,467
     45,000   Toppan Forms Co. Ltd.                  571,372
     50,000   Toyo Suisan Kaisha Ltd.                808,756
     15,000   Toyota Motor Corp.                     794,337
     44,000   Yamaha Corp.                           855,508
                                                ------------
                                                  21,544,265
                                                ------------
              MEXICO - 0.72%
    255,120   Cemex SA de CV                         724,201
                                                ------------
              NETHERLANDS - 6.53%
     31,400   ABN AMRO Holding NV                    868,338
     37,880   Aegon NV                               642,443
     12,000   Akzo Nobel NV                          667,066
     19,000   CSM                                    551,129
     23,250   Heineken Holding NV                    936,397
     17,850   ING Groep NV                           723,923
              Koninklijke Philips
     20,000   Electronics NV, NY Shares              658,600
     37,000   OCE NV                                 596,827
     25,400   Royal Dutch Shell PLC, A Shares        896,898
                                                ------------
                                                   6,541,621
                                                ------------
              NORWAY - 0.72%
     57,000   DNB NOR ASA                            720,893
                                                ------------
              SINGAPORE - 1.72%
     76,000   DBS Group Holdings Ltd.                872,621
    330,750   Fraser And Neave Ltd.                  847,647
                                                ------------
                                                   1,720,268
                                                ------------
              SPAIN - 0.90%
     32,000   Repsol YPF SA                          898,406
                                                ------------
              SWEDEN - 2.68%
     26,000   Electrolux AB, Series B                376,308
     30,000   ForeningsSparbanken AB                 804,000
              Skandinaviska Enskilda
     28,000   Banken AB, Class A                     688,351


--------------------------------------------------------------------------------
 NUMBER OF SHARES                                  VALUE
--------------------------------------------------------------------------------

     15,500   Volvo AB, B Shares                $    818,993
                                                ------------
                                                   2,687,652
                                                ------------
              SWITZERLAND - 2.29%
      2,200   Nestle SA                              720,469
      1,900   Rieter Holding AG                      719,048
     11,800   Swiss Reinsurance                      848,094
                                                ------------
                                                   2,287,611
                                                ------------
              UNITED KINGDOM - 18.38%
     40,000   Alliance & Leicester PLC               781,927
     43,000   Associated British Foods PLC           674,785
     15,000   AstraZeneca PLC                        915,515
     51,800   Barclays PLC                           607,364
     58,293   Boots Group PLC                        855,457
    124,000   BP PLC                               1,493,279
    235,000   DSG International PLC                  875,327
     30,874   GlaxoSmithKline PLC                    853,704
     46,000   HBOS PLC                               836,949
     42,000   HSBC Holdings PLC                      761,426
     54,900   Kelda Group PLC                        852,816
    243,120   Legal & General Group PLC              563,997
     52,000   Provident Financial PLC                565,534
     76,000   Prudential PLC                         798,170
     53,000   Punch Taverns PLC                      870,799
    280,000   Rentokil Initial PLC                   856,049
     24,300   Royal Bank of Scotland Group PLC       790,340
     17,469   Royal Dutch Shell PLC, B Shares        642,857
     42,000   Shire PLC                              677,128
     75,000   Trinity Mirror PLC                     627,334
     39,150   Unilever PLC                           925,390
     64,000   United Utilities PLC                   788,648
    315,000   Vodafone Group PLC                     683,696
    360,000   Vodafone Group PLC , Class B           100,822
                                                ------------
                                                  18,399,313
                                                ------------
              TOTAL FOREIGN STOCK
              (cost $68,411,276)                  95,603,494
                                                ------------
              FOREIGN PREFERRED STOCK - 1.38%

              BRAZIL - 1.38%
     29,400   Cia Vale do Rio Doce, Class A          587,459
     38,400   Petroleo Brasileiro SA                 793,782
                                                ------------
              TOTAL FOREIGN PREFERRED STOCK
              (cost $302,581)                      1,381,241
                                                ------------


--------------------------------------------------------------------------------
JOHNSON FAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
 Number of Shares                                  Value
--------------------------------------------------------------------------------
              RIGHTS - 0.00%

              FRANCE - 0.00%
          7   Arkema, Expires 08/01/06*         $         27
                                                ------------

              TOTAL RIGHTS
              (cost $8)                                   27
                                                ------------
              SHORT-TERM INVESTMENTS - 2.74%
  2,742,744   SSGA Money Market Fund, 4.910%**     2,742,744
              SSGA U.S. Government Money
      1,000   Market Fund, 4.880%**                    1,000
                                                ------------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $2,743,744)                    2,743,744
                                                ------------
              TOTAL INVESTMENTS - 99.62%
              (Cost $71,457,609)#                 99,728,506
                                                ------------
              Other Assets and Liabilities,
              Net - 0.38%                            375,723
                                                ------------
              NET ASSETS -- 100.0%              $100,104,229
                                                ============

              * NON-INCOME PRODUCING SECURITY.
              ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS
              OF JULY 31, 2006.
              NY -- NEW YORK
              PLC -- PUBLIC LIMITED COMPANY
              SSGA -- STATE STREET GLOBAL ADVISERS
              STRIPS -- SEPARATELY TRADED REGISTERED
              INTEREST AND PRINCIPAL SECURITY

              # AT JULY 31, 2006, THE TAX BASIS COST OF THE
              FUND'S INVESTMENTS WAS $71,457,609, AND THE
              UNREALIZED APPRECIATION AND DEPRECIATION WERE
              $29,188,330 AND $(917,433), RESPECTIVELY.

              FOR INFORMATION REGARDING THE FUND'S POLICY
              REGARDING THE VALUATION OF INVESTMENTS AND
              OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
JOHNSON FAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                  VALUE
--------------------------------------------------------------------------------
              CORPORATE BONDS - 45.75%

              BANKS - 12.87%
              BankBoston NA Sub Notes
              (Bank of America),
$ 1,000,000   6.500%, 12/19/07                   $ 1,010,475
              Fleet National Bank Sub Notes
              (Bank of America),
  1,000,000   5.750%, 01/15/09                     1,006,250
              Household Finance Corp.
              Global Notes (HSBC Holdings),
  1,500,000   5.750%, 01/30/07                     1,501,991
              Key Bank NA Oregon Sub
              Notes (KeyCorp),
  1,000,000   7.375%, 09/15/08                     1,041,540
              SouthTrust Bank NA Sub Notes,
              Putable @ 100 on 01/09/08,
  1,000,000   6.125%, 01/09/28                     1,017,433
              US Bank NA Global Notes,
  1,000,000   2.850%, 11/15/06                       992,456
              Wells Fargo & Co. Global Notes,
  1,000,000   3.500%, 04/04/08                       968,544
                                                 -----------
                                                   7,538,689
                                                 -----------
              FINANCIAL - 13.79%
              Allstate Corp. Sub Notes,
  1,000,000   5.375%, 12/01/06                       998,879
              Bear Stearns Cos., Inc.
              Global Notes,
  1,000,000   7.800%, 08/15/07                     1,022,500
              Citigroup, Inc. Global Notes,
  1,000,000   3.500%, 02/01/08                       972,367
              Donaldson, Lufkin & Jenrette, Inc.
              Sr. Notes (Credit Suisse
              First Boston),
    500,000   6.500%, 04/01/08                       508,125
              Goldman Sachs Group, Inc.
              Global Bonds,
  1,000,000   6.875%, 01/15/11                     1,045,484
              International Lease Finance Corp.
              (American International Group),
              MTN, Series M,
  1,000,000   5.800%, 08/15/07                     1,000,077
              JPMorgan Chase & Co.
              Global Sr. Notes,
  1,000,000   5.350%, 03/01/07                       998,774
              Lehman Brothers Holdings, Inc.
              Global Notes,
  1,000,000   8.250%, 06/15/07                     1,022,988
              Merrill Lynch & Co., Inc.
              Global Notes,
    500,000   6.000%, 02/17/09                       505,625
                                                 -----------

                                                   8,074,819
                                                 -----------


--------------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                  VALUE
--------------------------------------------------------------------------------

              FOOD - 1.65%
              Kraft Foods, Inc. Sub Notes,
$ 1,000,000   4.000%, 10/01/08                   $   968,717
                                                 -----------
              INDUSTRIAL - 6.89%
              General Electric Capital Corp,
              Global Notes, MTN, Series A,
  1,000,000   7.375%, 01/19/10                     1,059,318
              General Motors Acceptance Corp.
              Global Notes,
  2,000,000   6.125%, 08/28/07                     1,985,978
              John Deere Capital Corp.
              Global Notes,
  1,000,000   4.500%, 08/22/07                       989,089
                                                 -----------
                                                   4,034,385
                                                 -----------
              RETAIL - 3.48%
              McDonald's Corp., MTN, Series F,
  1,000,000   5.350%, 09/15/08                       998,750
              Wal-Mart Stores, Inc. Global Notes,
  1,000,000   6.875%, 08/10/09                     1,041,250
                                                 -----------
                                                   2,040,000
                                                 -----------
              TECHNOLOGY - 1.71%
              International Business Machines
              Corp. Global Notes,
  1,000,000   4.875%, 10/01/06                       998,935
                                                 -----------
              TELEPHONES & TELECOMMUNICATIONS - 3.63%
              AT&T Broadband Global Notes
              (Comcast Corp.),
  1,000,000   8.375%, 03/15/13                     1,119,987
              Verizon Global Funding Corp.
              Global Notes,
  1,000,000   6.125%, 06/15/07                     1,004,744
                                                 -----------
                                                   2,124,731
                                                 -----------
              UTILITIES - 1.73%
              Public Service Electric &
              Gas Notes,
              Putable @ 100 on 05/01/08,
 1,000,000    6.375%, 05/01/23                     1,013,148
                                                 -----------

              TOTAL CORPORATE BONDS
              (cost $26,912,797)                  26,793,424
                                                 -----------

              U.S. GOVERNMENT AGENCY OBLIGATIONS - 29.66%
              Fannie Mae,
  4,000,000   5.375%, 11/15/11                     4,019,052
              Federal Farm Credit Bank MTN,
  1,000,000   5.240%, 10/01/08                       999,861


--------------------------------------------------------------------------------
JOHNSON FAMILY FUNDS    QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JULY 31, 2006 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND

--------------------------------------------------------------------------------
 PRINCIPAL
AMOUNT/SHARES                                       VALUE
--------------------------------------------------------------------------------
              Federal Home Loan Bank,
$ 1,000,000   6.500%, 08/14/09                   $ 1,036,314
              Federal Home Loan Bank,
  1,000,000   5.890%, 06/30/08                     1,009,970
              Federal Home Loan Bank,
  1,000,000   5.250%, 11/14/08                       999,316
              Freddie Mac,
  2,500,000   5.125%, 10/15/08                     2,494,100
              Freddie Mac,
  5,000,000   4.000%, 09/22/09                     4,825,060
              Freddie Mac, MTN,
  1,500,000   3.100%, 03/20/07                     1,478,028
              Private Export Funding Corp.
              (U.S. Government Guaranteed),
              Series B,
    500,000   6.490%, 07/15/07                       504,375
                                                 -----------

              TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS
              (cost $17,676,284)                  17,366,076
                                                 -----------
              U.S. TREASURY OBLIGATIONS - 22.53%
              United States Treasury Bond,
  9,000,000   7.500%, 11/15/16                    10,765,530
              United States Treasury Note,
  2,400,000   5.625%, 05/15/08                     2,425,392
                                                 -----------

              TOTAL U.S. TREASURY OBLIGATIONS
              (cost $13,763,593)                  13,190,922
                                                 -----------
              SHORT-TERM INVESTMENTS - 1.05%
    606,902   SSGA Money Market Fund, 4.910%*        606,902
              SSGA U.S. Government Money
      5,112   Market Fund, 4.880%*,                    5,112
                                                 -----------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $612,014)                        612,014
                                                 -----------

              TOTAL INVESTMENTS - 98.99%
              (Cost $58,964,688)#                 57,962,436
                                                 -----------
              Other Assets and Liabilities,
              Net - 1.01%                            593,915
                                                 -----------

              NET ASSETS -- 100.0%               $58,556,351
                                                 ===========

              * RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS
              OF JULY 31, 2006.
              MTN -- MEDIUM TERM NOTE
              NA -- NATIONAL ASSOCIATION
              SUB -- SUBORDINATED
              SR. -- SENIOR
              SSGA -- STATE STREET GLOBAL ADVISERS

              # AT JULY 31, 2006, THE TAX BASIS COST OF THE
              FUND'S INVESTMENTS WAS $58,964,688 AND THE
              UNREALIZED APPRECIATION AND DEPRECIATION WERE
              $240,841 AND $(1,243,093), RESPECTIVELY.

              FOR INFORMATION REGARDING THE FUND'S POLICY
              REGARDING THE VALUATION OF INVESTMENTS AND
              OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
JOHNSON FAMILY FUNDS    QUARTERLY REPORT

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             JohnsonFamily Funds, Inc.

                                         /s/ Colette M. Wallner
By (Signature and Title)*                -----------------------------
                                         Colette M. Wallner, President

Date: September 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                         /s/ Colette M. Wallner
By (Signature and Title)*                -----------------------------
                                         Colette M. Wallner, President

Date: September 22, 2006


Date: September 22, 2006

                                         /s/ Brian Leonard
By (Signature and Title)*                -----------------------------
                                         Brian Leonard, Treasurer

Date: September 22, 2006


* Print the name and title of each signing officer under his or her signature.